INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF INCOME TAX

	2024	2023

Loss before income taxes	$(3,989,276)	$(3,939,961)
Expected income tax recovery at statutory rates	$(598,000)	$(591,000)
Provincial income tax recovery	(373,000)	(290,000)
Effect of income taxes from US operations	(58,000)	(100,000)
Change in statutory, foreign tax, foreign exchange rates and other	(3,000)	(18,000)
Permanent differences – debt discount	116,000	-
Permanent differences – debt extinguishment	134,000	-
Permanent differences - Other	11,000	3,000
Adjustment to prior years provision versus statutory tax returns	3,000	(43,000)
Change in valuation allowance	768,000	1,039,000
Deferred income tax recovery	$-	$-

SCHEDULE OF PRE TAX LOSS AND INCOME TAXES

Components of the Company’s pre-tax loss and income taxes are as follows:

	2024	2023
Loss for the year
Canada	$(3,110,348)	$(2,418,491)
US	(878,928)	(1,521,470)
	$(3,989,276)	$(3,939,961)
Expected income tax (recovery)
Canada	$(589,000)	$(659,000)
US	(177,000)	(319,000)
	$(766,000)	$(978,000)
Deferred income tax
Canada	$589,000	$659,000
US	177,000	319,000
	$766,000	$978,000
Deferred income tax recovery	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	2024	2023

Tax loss carryforwards	$3,037,000	$2,313,000
Property and equipment	15,000	39,000
Financing fees	130,000	191,000
Accrued liabilities	129,000	-
	3,311,000	2,543,000
Deferred tax assets valuation allowance	(3,311,000)	(2,543,000)
Net deferred tax assets	$-	$-